Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the year ended December 31, 2017, are as follows (in thousands):

	J&S	Corporate and Other	Consolidated
Balance at the beginning of year	$—	$—	$—
Changes in goodwill:
Additions (1)	12,165	782	12,947
Balance at the end of year	$12,165	$782	$12,947
________

(1)	Corporate and Other additions reflect the goodwill acquired as a result of the acquisition of Pure Rooms.

Schedule of Finite-Lived Intangible Assets
Intangible assets, net as of December 31, 2017, are as follows (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Rooms customer relationships	$175	$(26)	$149
J&S customer relationships	6,519	(156)	6,363
	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201
	$3,201

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net as of December 31, 2017, are as follows (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Rooms customer relationships	$175	$(26)	$149
J&S customer relationships	6,519	(156)	6,363
	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201
	$3,201